Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2025	2024
(in $ millions)	$	$
Short-term deposits	721	861
Cash at banks and on hand	2,712	2,103
Cash and cash equivalents in the statement of financial position	3,433	2,964
i)                   Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
ii)                  Restricted cash
Cash and cash equivalents include balances of $206 million (2024: $201 million) held by subsidiaries that operate in countries where legal restrictions apply whereby the balances are not available for general use by the parent or other subsidiaries.